Cover	12 Months Ended
Dec. 31, 2025 shares
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2025
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2025
Current Fiscal Year End Date	--12-31
Entity File Number	001-40004
Entity Registrant Name	Cloopen Group Holding Limited
Entity Central Index Key	0001804583
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	16/F, Tower A, Fairmont Tower
Entity Address, Address Line Two	33 Guangshun North Main Street
Entity Address, Address Line Three	Chaoyang District
Entity Address, City or Town	Beijing
Entity Address, Country	CN
Entity Address, Postal Zip Code	100102
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	No
Entity Interactive Data Current	No
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Auditor Firm ID	3299
Auditor Opinion [Text Block]	We have audited the accompanying consolidated balance sheets of Cloopen Group Holding Limited (the “Company”), its subsidiaries and its variable interest entities (collectively the “Group”) as of December 31, 2024 and 2025, the related consolidated statements of comprehensive loss, changes in shareholders’ equity, and cash flows for each of the years in the three-year period ended December 31, 2025, and the related notes (collectively, the consolidated financial statements). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2024 and 2025, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 2025, in conformity with U.S. generally accepted accounting principles.
Auditor Name	ARK PRO CPA & Co
Auditor Location	Hong Kong, China
American depositary shares, each representing six Class A ordinary shares, par value US$0.0001 per share [Member]
Entity Addresses [Line Items]
Title of 12(b) Security	American depositary shares, each representing six Class A ordinary shares, par value US$0.0001 per share
Trading Symbol	RAASY
Class A ordinary shares, par value US$0.0001 per share [Member]
Entity Addresses [Line Items]
Title of 12(b) Security	Class A ordinary shares, par value US$0.0001 per share*
Common Class A [Member]
Entity Addresses [Line Items]
Entity Common Stock, Shares Outstanding	316,554,332
Common Class B [Member]
Entity Addresses [Line Items]
Entity Common Stock, Shares Outstanding	25,649,839
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	16/F, Tower A, Fairmont Tower
Entity Address, Address Line Two	33 Guangshun North Main Street
Entity Address, Address Line Three	Chaoyang District
Entity Address, City or Town	Beijing
Entity Address, Country	CN
Entity Address, Postal Zip Code	100102
City Area Code	(86)
Local Phone Number	10-6477-5680
Contact Personnel Name	Yipeng Li
Contact Personnel Email Address	liyipeng@yuntongxun.com